UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007.

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raffles Associates, L.P.

   Address:   2 Penn Plaza, Suite 1920A, New York, NY 10121.

   Form 13F File Number:   028-12413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Paul H. O'Leary
   Title:   President of General Partner
   Phone:   212-760-2321

Signature, Place and Date of Signing:

   /s/ Paul H. O'Leary               New York, NY            May 14, 2007

Report Type (Check one only):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Raffles Associates, L.P.

Report Summary:

   Number of Other Included Managers:                   0
   Form 13F Information Table Entry Total:             92
   Form 13F Information Table Value Total:   $147,062,000

List of Other Included Managers:

   None

RAFFLES ASSOCIATES LP                                 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                         VALUE      SHARES /           INVSTMT     OTHER     -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT  PRN CALL  DISCRETN   MANAGERS    SOLE   SHARED    NONE
---------------            --------------    -----      --------     ------  --- ----  --------   --------   ------ --------  ------
1-800 CONTACTS INC         COM             681977104        276      16,411  SH          SOLE                 SOLE      --      --
ABX AIR INC                COM             00080S101        500      73,000  SH          SOLE                 SOLE      --      --
AERCAP HOLDINGS NV         SHS             N00985106      2,765      95,000  SH          SOLE                 SOLE      --      --
AFC ENTERPRISES INC        COM             00104Q107        958      47,800  SH          SOLE                 SOLE      --      --
AIRCASTLE LTD              COM             G0129K104      5,831     164,800  SH          SOLE                 SOLE      --      --
AMERICAN CMNTY PPTYS
 TR                        COM             02520N106        261      13,600  SH          SOLE                 SOLE      --      --
AMERICAN INDEPENDENCE
 CORP                      COM NEW         26760405       1,399     134,387  SH          SOLE                 SOLE      --      --
ATLANTIC AMERN CORP        COM             48209100          88      22,117  SH          SOLE                 SOLE      --      --
AUGUSTA RES CORP           COM NEW         50912203         334     171,900  SH          SOLE                 SOLE      --      --
AURORA OIL & GAS CORP      COM             52036100         563     215,800  SH          SOLE                 SOLE      --      --
AVALON HLDGS CORP          CL A            05343P109      1,358     169,700  SH          SOLE                 SOLE      --      --
BALDWIN TECHNOLOGY INC     CL A            58264102         300      59,900  SH          SOLE                 SOLE      --      --
BEXIL CORP                 COM             88577101       1,418      43,200  SH          SOLE                 SOLE      --      --
BNCCORP INC                COM             55936108         534      32,452  SH          SOLE                 SOLE      --      --
CANADIAN SUPERIOR
 ENERGY INC                COM             136644101      3,822   1,499,130  SH          SOLE                 SOLE      --      --
CAPITAL BK CORP            COM             139793103      5,719     331,515  SH          SOLE                 SOLE      --      --
CAPITALSOURCE INC          COM             14055X102        251      10,000  SH          SOLE                 SOLE      --      --
CAPSTEAD MTG CORP          COM NO PAR      14067E506      2,108     210,980  SH          SOLE                 SOLE      --      --
CENTENNIAL BK HLDGS
 INC DEL                   COM             151345303        216      25,000  SH          SOLE                 SOLE      --      --
CITIGROUP INC              COM             172967101      1,284      25,000  SH          SOLE                 SOLE      --      --
COINSTAR INC               COM             19259P300        313      10,000  SH          SOLE                 SOLE      --      --
CORRIENTE RES INC          COM             2.2027E+106    1,683     579,100  SH          SOLE                 SOLE      --      --
DEERFIELD TRIARC CAP
 CORP                      COM             244572301      3,448     230,000  SH          SOLE                 SOLE      --      --
DEVCON INTL CORP           COM             251588109      1,159     236,550  SH          SOLE                 SOLE      --      --
DISCOVERY HOLDING CO       CL A COM        25468Y107      1,913     100,000  SH          SOLE                 SOLE      --      --
ENPRO INDS INC             COM             29355X107      2,044      56,700  SH          SOLE                 SOLE      --      --
ETRIALS WORLDWIDE INC      COM             29786P103        169      34,400  SH          SOLE                 SOLE      --      --
FIDELITY BANCORP INC       COM             315831107        930      50,000  SH          SOLE                 SOLE      --      --
FIRST FED BANCSHARES
 ARK INC                   COM             32020F105        513      21,683  SH          SOLE                 SOLE      --      --
FIRST LONG IS CORP         COM             320734106      4,101      92,313  SH          SOLE                 SOLE      --      --
FLANDERS CORP              COM             338494107        339      46,800  SH          SOLE                 SOLE      --      --
GAMMON LAKE RES INC         COM            364915108      3,963     225,000  SH          SOLE                 SOLE      --      --
GEOEYE INC                 COM             37250W108      2,238     125,371  SH          SOLE                 SOLE      --      --
GOLD RESV INC              CL A            38068N108        733     106,800  SH          SOLE                 SOLE      --      --
GRAVITY CO LTD             SPONSORED ADR   38911N107        636     103,306  SH          SOLE                 SOLE      --      --
GTSI CORP                  COM             36238K103        954      86,746  SH          SOLE                 SOLE      --      --
GULFPORT ENERGY CORP       COM NEW         402635304      1,090      81,590  SH          SOLE                 SOLE      --      --
HOLLYWOOD MEDIA CORP       COM             436233100        564     128,490  SH          SOLE                 SOLE      --      --
HUDSON CITY BANCORP        COM             443683107      2,736     200,000  SH          SOLE                 SOLE      --      --
IMA EXPLORATION INC        COM             449664101         33      42,900  SH          SOLE                 SOLE      --      --
I-MANY INC                 COM             44973Q103      2,377   1,194,319  SH          SOLE                 SOLE      --      --
INDEPENDENCE HLDG CO
 NEW                       COM NEW         453440307      1,469      67,889  SH          SOLE                 SOLE      --      --
INFINITY ENERGY
 RESOURCES IN              COM PAR .0001   45663L403         63      18,651  SH          SOLE                 SOLE      --      --
INTERPOOL INC              COM             46062R108      2,250      92,155  SH          SOLE                 SOLE      --      --
INTERSTATE HOTELS
 & RESRTS I                COM             46088S106      1,431     226,846  SH          SOLE                 SOLE      --      --
KANSAS CITY LIFE INS
 CO                        COM             484836101        450      10,000  SH          SOLE                 SOLE      --      --
KBR INC                    COM             48242W106        509      25,000  SH          SOLE                 SOLE      --      --
KODIAK OIL & GAS CORP      COM             50015Q100      1,169     224,000  SH          SOLE                 SOLE      --      --
LEXINGTON CORP PPTYS
 TR                        COM             529043101      5,670     268,340  SH          SOLE                 SOLE      --      --
LIBERTY BANCORP INC        COM             53017Q102      2,092     189,532  SH          SOLE                 SOLE      --      --
LIBERTY GLOBAL INC         COM SER A       530555101      8,940     271,485  SH          SOLE                 SOLE      --      --
LIBERTY GLOBAL INC         COM SER C       530555309      7,589     247,694  SH          SOLE                 SOLE      --      --
LIBERTY MEDIA HLDG
 CORP                      CAP COM SER A   53071M302      3,878      35,070  SH          SOLE                 SOLE      --      --
LIBERTY MEDIA HLDG
 CORP                      INT COM SER A   53071M104      2,390     100,350  SH          SOLE                 SOLE      --      --
LUNDIN MINING CORP         COM             550372106        167      15,000  SH          SOLE                 SOLE      --      --
MAYS J W INC               COM             578473100        968      45,020  SH          SOLE                 SOLE      --      --
MCMORAN EXPLORATION
 CO                        COM             582411104        480      35,000  SH          SOLE                 SOLE      --      --
MERCER INS GROUP INC       COM             587902107      2,320     116,635  SH          SOLE                 SOLE      --      --
MERRIMAC INDS INC          COM             590262101      1,079     111,900  SH          SOLE                 SOLE      --      --
MESA AIR GROUP INC         COM             590479101      1,012     134,411  SH          SOLE                 SOLE      --      --
MICROTUNE INC DEL          COM             59514P109        638     154,800  SH          SOLE                 SOLE      --      --
MITCHAM INDS INC           COM             606501104        921      62,885  SH          SOLE                 SOLE      --      --
MOUNTAIN PROV DIAMONDS
 INC                       COM NEW         62426E402      1,693     461,200  SH          SOLE                 SOLE      --      --
NAPCO SEC SYS INC          COM             630402105      2,656     501,060  SH          SOLE                 SOLE      --      --
NEOMAGIC CORP              COM NEW         640497202      2,607     806,991  SH          SOLE                 SOLE      --      --
NEVSUN RES LTD             COM             64156L101        506     240,000  SH          SOLE                 SOLE      --      --
NEWCASTLE INVT CORP        COM             65105M108      8,106     292,320  SH          SOLE                 SOLE      --      --
OYO GEOSPACE CORP          COM             671074102        722      10,179  SH          SOLE                 SOLE      --      --
PATIENT SAFETY
 TECHNLGS INC              COM             70322H106         32      31,500  SH          SOLE                 SOLE      --      --
PDI INC                    COM             69329V100        189      19,900  SH          SOLE                 SOLE      --      --
PLATO LEARNING INC         COM             72764Y100        594     141,414  SH          SOLE                 SOLE      --      --
POLYMET MINING CORP        COM             731916102        885     300,000  SH          SOLE                 SOLE      --      --
PRESIDENTIAL RLTY CORP
 NEW                       CL B            741004204        336      44,600  SH          SOLE                 SOLE      --      --
PSB BANCORP INC            COM             693604100      3,041     182,100  SH          SOLE                 SOLE      --      --
PULASKI FINL CORP          COM             745548107        241      15,465  SH          SOLE                 SOLE      --      --
REFAC OPTICAL GROUP        COM             758960108        569      95,174  SH          SOLE                 SOLE      --      --
RENTRAK CORP               COM             760174102      1,833     117,300  SH          SOLE                 SOLE      --      --
REPUBLIC PROPERTY TR       COM             760737106        287      25,000  SH          SOLE                 SOLE      --      --
SMITH & WOLLENSKY
 RESTAURANT                COM             831758107      1,909     191,277  SH          SOLE                 SOLE      --      --
SOUTHERN MO BANCORP INC    COM             843380106        380      24,610  SH          SOLE                 SOLE      --      --
SOUTHERN NATL BANCORP
 OF VA                     COM             843395104        704      45,000  SH          SOLE                 SOLE      --      --
SUPERIOR BANCORP           COM             86806M106        468      43,345  SH          SOLE                 SOLE      --      --
SYNERGY FINANCIAL
 GROUP INC                 COM             87162V102      1,027      65,646  SH          SOLE                 SOLE      --      --
TARRAGON CORP              COM             876287103        344      33,157  SH          SOLE                 SOLE      --      --
THAI FD INC                COM             882904105        288      29,400  SH          SOLE                 SOLE      --      --
TUXIS CORP                 COM             901144105        728     127,700  SH          SOLE                 SOLE      --      --
U S G CORP                 COM NEW         903293405      2,334      50,000  SH          SOLE                 SOLE      --      --
USA TRUCK INC              COM             902925106      1,087      69,957  SH          SOLE                 SOLE      --      --
W & T OFFSHORE INC         COM             92922P106      2,459      85,000  SH          SOLE                 SOLE      --      --
WEB COM INC                COM NEW         94732Q100         70      16,000  SH          SOLE                 SOLE      --      --
WILSHIRE ENTERPRISES
 INC                       COM             971889100        792     163,200  SH          SOLE                 SOLE      --      --
WINTHROP RLTY TR           SH BEN INT      976391102      2,769     418,955  SH          SOLE                 SOLE      --      --

TOTAL                                                   147,062